Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8	INTANGIBLE ASSETS

	Socializer Messenger Platform Software	AI-Powered Travel Platform Software	Credit service Management System	Finance Management System	Robotic Arm & Enterprise Robotics Management & AI Platform	Restaurant Online Ordering Management System	Other Software Package	Total
	RM	RM	RM	RM	RM	RM	RM	RM

Cost

At January 1, 2024	-	4,589,300	-	-	-	-	111,594	4,700,894
Additions	15,493,602	-	6,722,800	6,559,803	-	-	148,199	28,924,404
Written off	-	-	-	-	-	-	(11,382)	(11,382)
Currency realignment	-	(118,900)	-	-	-	-	-	(118,900)
At December 31, 2024	15,493,602	4,470,400	6,722,800	6,559,803	-	-	248,411	33,495,016
Additions	-	-	-	-	19,714,152	966,869	-	20,681,021
Currency realignment	(893,142)	(257,700)	(387,542)	(378,145)	-	-	-	(1,916,529)
At June 30, 2025	14,600,460	4,212,700	6,335,258	6,181,658	19,714,152	966,869	248,411	52,259,508

Accumulated depreciation:
At January 1, 2024	-	-	-	-	-	-	-	-
Charges	904,326	-	-	-	-	-	25,470	929,796
Currency realignment	(17,886)	-	-	-	-	-	-	(17,886)
At December 31, 2024	886,440	-	-	-	-	-	25,470	911,910
Charges	972,678	-	-	-	-	-	23,167	995,845
Currency realignment	(83,120)	-	-	-	-	-	-	(83,120)
At June 30, 2025	1,775,998	-	-	-	-	-	48,637	1,824,635

Carrying amount:
At December 31, 2024	14,607,162	4,470,400	6,722,800	6,559,803	-	-	222,941	32,583,106
At June 30, 2025	12,824,462	4,212,700	6,335,258	6,181,658	19,714,152	966,869	199,774	50,434,873
At June 30, 2025 (US$)	3,044,238	1,000,000	1,503,847	1,467,386	4,679,695	229,514	47,422	11,972,102

The Socializer Messenger Platform Software is an externally acquired solution from a third-party vendor. It is a highly secure messaging platform designed to safeguard users’ privacy and data from unauthorized access, surveillance, and cyberattacks. The platform employs end-to-end encryption, ensuring that only the sender and the intended recipient can access the messages. This software is initially recognized at cost and amortized on a straight-line basis over the useful life of 10 years.

The AI-Powered Travel Platform Software is an externally acquired solution from a third-party vendor. It utilizes artificial intelligence to personalize and optimize travel planning by suggesting destinations, planning itineraries, securing the best deals on flights and hotels, and providing real-time updates based on users’ preferences, behaviors, and travel histories. The software is in the final stage of development as of June 30, 2025 and expected to be completed in November 2025.

The Credit Service Management Software includes both externally purchased software and internally developed enhancements and modifications. It supports the Company’s loan operation activities by automating and streamlining processes such as capturing and processing loan applications, conducting credit assessments, managing approval workflows, assessing and mitigating credit risks, tracking repayments, calculating interest, managing overdue loans, issuing payment reminders, and generating reports for internal and regulatory purposes. The software is in the testing phase as of June 30, 2025, and is expected to be operational in September 2025.

The Finance Management System is an externally acquired solution from a third-party vendor that assists users in managing investment funds, including portfolio tracking, asset allocation, risk assessment, performance analysis, and compliance. It enables fund managers to make informed decisions and ensures transparency for investors. The software is in the final stage of development as of June 30, 2025, and expected to be completed in November 2025.

The Robotic Arm & Enterprise Robotics Management & AI Platform is an externally acquired technology from a third-party vendor. This is an integrated robotics ecosystem combining advanced robotic hardware, a centralized enterprise management system, and an AI-driven platform. Together, they enable intelligent automation, where robotic arms carry out precise tasks, managed and coordinated through enterprise-level software, and enhanced by AI that allows continuous learning, vision, and optimization. This software is in the development stage as of June 30, 2025, and expected to be completed in 2026.

Restaurant Online Ordering Management System is an external acquired software from third parties. This is digital platform that allows customers to browse a restaurant’s menu, place orders, and make payments online through a website or mobile app. This software is in the final stage of development as of June 30, 2025, and expected to be completed in Jan 2026.

Other Software Packages comprise the Robosale SaaS Platform software, Make-A-Wish app, and XVI websites, all of which were developed internally.